UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-24144

T. Rowe Price Goldman Sachs Private Markets Fund

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

 (a) Report pursuant to Rule 30e-1

August 31, 2026
Financial Statements and Other information
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investment professionals, go to
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T. ROWE PRICE
TGPIX Goldman Sachs Private
Markets Fund–
.
Class I
TGPAX Goldman Sachs Private
Markets Fund–
.
Class A
TGPDX Goldman Sachs Private
Markets Fund–
.
Class D

T. ROWE PRICE Goldman Sachs Private Markets Fund
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disclaimers.

T. ROWE PRICE Goldman Sachs Private Markets Fund

PORTFOLIO SUMMARY
Asset Allocation (as a % of Net Assets)
Private Credit 31.2%
Private Equity 29.3
Private Infrastructure 15.4
Private Real Estate 15.1
Leveraged Loans 7.5
Short-Term and Other 1.5

T. ROWE PRICE Goldman Sachs Private Markets Fund

PORTFOLIO HIGHLIGHTS
Top Ten Holdings (as a % of Net Assets)
T. Rowe Price OHA Flexible Credit Income Fund 31.2%
G-Private Equity LP 25.7
G-Infra LP 15.4
Goldman Sachs Real Estate Income Trust, Inc. 15.1
T. Rowe Price Floating Rate Fund 7.5
Databricks 3.6
T. Rowe Price U.S. Treasury Money Fund 1.7

T. ROWE PRICE Goldman Sachs Private Markets Fund

RISKS OF INVESTING
An investment in the T. Rowe Price Goldman Sachs Private Markets Fund (fund)
is subject to, among others, the following risks:
An investment in the fund is considered to be an illiquid investment and is suitable only for investors who can bear the risks associated with the fund’s limited liquidity. Any investment in the fund should be viewed as a long-term investment.
The fund invests in a broad range of private markets through investments in pooled investment vehicles/underlying funds and direct investments in individual securities. Private markets investments are exposed to a high degree of business and financial risk and are therefore speculative and highly illiquid.
Many underlying investments may use leverage. Leverage can
magnify losses, particularly during periods of rising interest rates or economic stress. The fund will invest a portion of its assets in securities associated with real assets and real estate which have historically experienced substantial price volatility.
The fund or its underlying funds may invest in mezzanine investments, bank loans, or structured products such as collateralized loan obligations (CLOs). These investments involve complex risks, including higher credit risk, and price volatility. Below investment grade instruments (also known as “junk bonds”) have predominantly speculative characteristics and may be particularly susceptible to economic downturns.
The fund’s investments, including investments in underlying private funds managed by Goldman Sachs Asset Management (Goldman
Sachs), may be illiquid and difficult to value because it may be relatively difficult for the fund to obtain current and reliable valuations of such private funds, which do not publish daily net asset value per share, or a complete list of the portfolio companies in which the private funds invest.
The fund is considered non-diversified, meaning it may invest a larger portion of its assets in a limited number of issuers or strategies.
This may increase volatility and the impact of losses from a single investment.
The fund allocates assets among multiple underlying managers.
These managers may pursue different or opposing strategies or have overlapping exposures, which could reduce diversification and increase

T. ROWE PRICE Goldman Sachs Private Markets Fund

volatility.
T. Rowe Price Associates, Inc. (T. Rowe Price) expects to select various underlying funds and strategies in line with target allocations to Goldman Sachs and T. Rowe Price funds, without considering the universe of available investment options managed by other managers of funds.
Shares (shares) of the fund are not listed on any securities exchange.
Holders of fund shares (shareholders) should not expect to be able to sell their shares in a secondary market transaction regardless of how the fund performs.
The fund will provide liquidity through quarterly repurchase offers for between 5% and 25% of the fund’s outstanding shares at net asset value (NAV). In connection with any given repurchase offer, it is likely that the fund may offer to repurchase only the minimum amount of 5%
of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased.
If a shareholder is able to sell its shares outside the quarterly repurchase process, the shareholder likely will receive less than the then-current NAV per share.
Goldman Sachs is not a sponsor, investment adviser, sub-adviser, promoter, principal underwriter or affiliate of the fund. T. Rowe Price and
Goldman Sachs are not affiliated companies.

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Class I
(1)
7/1/26
(1)
Through
8/31/26
NET ASSET VALUE
Beginning of period $ 25.00
Investment activities
Net investment income
(2)(3)
0.09
Net realized and unrealized gain/loss 0.68
Total from investment activities 0.77
NET ASSET VALUE
End of period $ 25.77
(4)
Ratios/Supplemental Data
Total return
(3)(5)
3.08%
(4)
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 3.71%
(6)
Net expenses after waivers/payments by Price Associates 1.62%
(6)
Net investment income 2.13%
(6)
Portfolio turnover rate 1.3%
Net assets, end of period (in thousands) $40,248
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Class A
(1)
7/1/26
(1)
Through
8/31/26
NET ASSET VALUE
Beginning of period $ 25.00
Investment activities
Net investment income
(2)(3)
0.05
Net realized and unrealized gain/loss 0.69
Total from investment activities 0.74
NET ASSET VALUE
End of period $ 25.74
(4)
Ratios/Supplemental Data
Total return
(3)(5)
2.96%
(4)
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 4.47%
(6)
Net expenses after waivers/payments by Price Associates 2.44%
(6)
Net investment income 1.30%
(6)
Portfolio turnover rate 1.3%
Net assets, end of period (in thousands) $515
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Class D
(1)
7/1/26
(1)
Through
8/31/26
NET ASSET VALUE
Beginning of period $ 25.00
Investment activities
Net investment income
(2)(3)
0.08
Net realized and unrealized gain/loss 0.68
Total from investment activities 0.76
NET ASSET VALUE
End of period $ 25.76
(4)
Ratios/Supplemental Data
Total return
(3)(5)
3.04%
(4)
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 3.97%
(6)
Net expenses after waivers/payments by Price Associates 1.94%
(6)
Net investment income 1.80%
(6)
Portfolio turnover rate 1.3%
Net assets, end of period (in thousands) $515
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Goldman Sachs Private Markets Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
LEVERAGED LOANS  7.5%
Bond Funds  7.5%
T. Rowe Price Floating Rate Fund, Z Class, 7.15%  (1)(2) 341,201 3,105
Total Leveraged Loans (Cost $3,093) 3,105
PRIVATE CREDIT  31.2%
Interval Funds  31.2%
T. Rowe Price OHA Flexible Credit Income Fund, Class I  (1) 547,610 12,874
Total Private Credit (Cost $12,761) 12,874
PRIVATE EQUITY  29.3%
Common Stocks   3.6%
Databricks, Class C, Acquisition Date: 8/12/26, Cost $1,482  (3)
(4)(5) 5,859 1,482
1,482
Private Investment Companies   25.7%
G-Private Equity LP, Class I0, Acquisition Date: 7/1/26,
Cost $9,750  (4)(5) 75,952 10,606
10,606
Total Private Equity (Cost $11,232) 12,088
PRIVATE INFRASTRUCTURE  15.4%
Private Investment Companies   15.4%
G-Infra LP, Class I0, Acquisition Date: 7/1/26, Cost $6,250  (4)
(5) 56,500 6,349
Total Private Infrastructure (Cost $6,250) 6,349
PRIVATE REAL ESTATE  15.1%
Private Real Estate Investment Trust   15.1%
Goldman Sachs Real Estate Income Trust, Inc., Class G, REIT,
Acquisition Date: 7/1/26, Cost $6,227  (3)(5) 468,165 6,231
Total Private Real Estate (Cost $6,227) 6,231

T. ROWE PRICE Goldman Sachs Private Markets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS   1.7%
Money Market Funds  1.7%
T. Rowe Price U.S. Treasury Money Fund, Z Class, 3.74%  (1)
(6) 710,146 710
Total Short-Term Investments (Cost $710) 710
Total Investments in Securities
100.2% of Net Assets
(Cost $40,273) $ 41,357
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Affiliated Companies
(2) SEC 30-day yield
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $24,668 and represents 59.8% of net assets.
(6) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Goldman Sachs Private Markets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Floating Rate Fund, Z Class,
7.15%  $ 1 $ 12 $ 34
T. Rowe Price OHA Flexible Credit Income
Fund, Class I  — 113 205
T. Rowe Price U.S. Treasury Money Fund, Z
Class, 3.74% — — 3
Totals $ 1# $ 125 $ 242+
Supplementary Investment Schedule
Affiliate
Value
7/01/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Floating Rate
Fund, Z Class, 7.15%  $ — $ 3,592 $ 499 $ 3,105
T. Rowe Price OHA Flexible
Credit Income Fund, Class I  — 12,761 — 12,874
T. Rowe Price U.S. Treasury
Money Fund, Z Class, 3.74% —   ¤   ¤ 710
Total $ 16,689^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $242 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,564.

T. ROWE PRICE Goldman Sachs Private Markets Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $40,273) $ 41,357
Due from affiliates 163
Receivable for shares sold 75
Cash 24
Total assets 41,619
Liabilities
Payable for investment securities purchased 75
Investment management fees payable 32
Other liabilities 234
Total liabilities 341
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 41,278
Net Assets Consist of:
Total distributable earnings (loss) $ 1,220
Paid-in capital applicable to 1,601,920 shares of $0.001 par value capital stock outstanding; unlimited shares authorized 40,058
NET ASSETS $ 41,278
NET ASSET VALUE PER SHARE
Class I
(Net assets: $40,248; Shares outstanding: 1,561,920) $ 25.77
Class A
(Net assets: $515; Shares outstanding: 20,000) $ 25.74
Class D
(Net assets: $515; Shares outstanding: 20,000) $ 25.76

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
7/1/26
Through
8/31/26
Investment Income (Loss)
Dividend income – $ 242
Expenses
Investment management 32
Shareholder servicing
Class I 24
Prospectus and shareholder reports
Class I 1
Legal and audit 8 5
Custody and accounting 76
Organization costs 64
Registration 13
Waived / paid by Price Associates (188)
Total expenses 107
Net investment income 135
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1
Change in net unrealized gain / loss on securities 1,084
Net realized and unrealized gain / loss 1,085
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,220

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
7/1/26
Through
8/31/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 135
Net realized gain 1
Change in net unrealized gain / loss 1,084
Increase in net assets from operations 1,220
Capital share transactions
*
Shares sold
Class I 38,958
Class A 500
Class D 500
Increase in net assets from capital share transactions 39,958
Net Assets
Increase during period 41,178
Beginning of period 100
End of period $ 41,278
*Share information (000s)
Shares sold
Class I 1,562
Class A 20
Class D 20
Increase in shares outstanding 1,602

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
Statement of Cash Flows

($000s)
The accompanying notes are an integral part of these financial statements.
7/1/26
Through
8/31/26
Cash flows from operating activities:
Net increase (decrease) in net assets from operations $ 1,220
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities: —
Purchases of securities (42,302)
Proceeds from sale of securities 2,007
Net change in unrealized (gain) / loss on securities (1,084)
Net realized (gain) loss on securities (1)
Return of capital distributions on securities 23
Changes in assets and liabilities:
Due from affiliates (163)
Investment management fee payable 32
Payable for investment securities purchased 75
Other liabilities 234
Net cash provided by (used in) operating activities (39,959)
Cash flows from financing activities:
Proceeds from shares sold 40,058
Receivable for shares sold (75)
Net cash provided by (used in) financing activities 39,983
Net increase (decrease) in cash 24
Cash, beginning of period —
Cash, end of period $ 24

T. ROWE PRICE Goldman Sachs Private Markets Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Goldman Sachs Private Markets Fund (the fund) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, closed-end management investment company operating as an interval fund. The fund incepted on July 1, 2026.
The fund’s investment objective is to achieve long-term capital appreciation. The fund seeks to achieve this objective by investing broad range of private markets through investments in pooled investment vehicles (Underlying Funds) and direct investments in individual securities. Under normal conditions, at least 33%
of the fund’s net assets (measured at the time of investment) will be invested in investment vehicles managed by Goldman Sachs Asset Management, L.P.
or one of its affiliates (Goldman Sachs), and at least another 33% of the fund’s net assets will be invested in registered investment companies managed by
T. Rowe Price Associates, Inc. or one of its affiliates (T. Rowe Price) or in
T. Rowe Price-managed direct portfolio investments.
The fund has three classes of shares: the T. Rowe Price Goldman Sachs
Private Markets Fund–Class A (Class A), T. Rowe Price Goldman Sachs Private
Markets Fund–Class D (Class D) and the T. Rowe Price Goldman Sachs
Private Markets Fund–Class I (Class I). The stated minimum initial investment by Class A and Class D is $2,500 and Class I is $1,000,000, although the fund may waive or reduce the investment minimum for certain investors. Class A and
Class D may charge a sales load of up to 3.50% and 1.50%, respectively, of the investor’s gross purchase. Class I is not subject to sales load. An investment in any share class of the fund represents an investment in the same assets of the fund. However, the purchase restrictions and ongoing fees and expenses for each share class may be different.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Goldman Sachs Private Markets Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as a return of capital and, to the extent such represent dividend income or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Organization costs are expensed as incurred, offering costs are amortized over a 12-month period upon commencement of fund operations. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually.
A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Class A and Class D each pay Rule 12b-1 fees, in an amount not exceeding 0.75% and 0.25%, respectively, of the class’s average daily net assets; during the period ended August 31, 2026, Class A and
Class D incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Goldman Sachs Private Markets Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc. (Price Associates) or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Trustees (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Goldman Sachs Private Markets Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investment in mutual funds and interval funds are valued at the respective fund's closing NAV per share on the day of valuation. Investments in private investment companies and REITs are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the

T. ROWE PRICE Goldman Sachs Private Markets Fund

valuation date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Goldman Sachs Private Markets Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 3,105 $ — $ — $ 3,105
Common Stocks — — 1,482 1,482
Interval Funds 12,874 — — 12,874
Private Investment
Companies
1
— — — 16,955
Private Real Estate
Investment Trust — — 6,231 6,231
Short-Term Investments 710 — — 710
Total $ 16,689 $ — $ 7,713 $ 41,357
1
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Goldman Sachs Private Markets Fund

Level 3 instruments held at August 31, 2026, totaled $4,000 for the period ended
August 31, 2026. Additionally, during the period, total sales of Level 3 securities include distributions received classified as a return of capital.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of August 31, 2026.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s Prospectus and Statement of
Additional Information.
Investments in Underlying Funds  The fund may invest a significant portion of its assets in Underlying Funds to obtain exposure to private markets, including private equity, private credit, real estate, infrastructure, and leveraged loan strategies. The Underlying Funds may consist of registered investment companies, private funds, or other pooled investment vehicles managed either by T. Rowe Price or Goldman Sachs. The Underlying Funds may
invest in portfolio investments that are generally not publicly traded and may employ a variety of strategies, including the use of leverage and investments in below investment grade, distressed, or otherwise illiquid instruments,
($000s)
Beginning
Balance
7/1/26
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/26
Investment in Securities
Common Stocks $ — $ — $ 1,482 $ — $ 1,482
Private Real Estate
Investment Trust — 4 6,250 (23) 6,231
Total $ — $ 4 $ 7,732 $ (23) $ 7,713

T. ROWE PRICE Goldman Sachs Private Markets Fund

which may increase the risk of loss. Accordingly, the fund is indirectly exposed to the investment risks of the Underlying Funds and their underlying portfolio investments.
The Underlying Funds may not determine net asset value on a daily basis and may instead provide valuations on a monthly or quarterly basis. Accordingly, the fund may have to rely on limited pricing and valuation information provided by Underlying Fund managers, which may be based on unobservable inputs, estimates, and assumptions. As a result, the valuation of these investments may involve significant judgment and subjectivity, is inherently uncertain, and may differ materially from amounts ultimately realized, which may increase the volatility of the fund’s net asset value. In addition, because the Underlying
Funds may invest in assets that are not actively traded and for which observable market inputs are limited, a significant portion of their net assets may consist of investments classified within Level 3 of the fair value hierarchy, and the fund may be indirectly exposed to such Level 3 investments through its interests in the Underlying Funds.
Investments in the Underlying Funds may be illiquid, and subject to limited and discretionary redemption rights, including advance notice requirements, periodic or infrequent redemption opportunities, potential redemption penalties, and, in certain circumstances, suspension or gating of redemptions at the discretion of the Underlying Fund manager. As a result, the fund may be unable to liquidate its investments in a timely manner or at anticipated values. The fund will also bear its proportionate share of fees and expenses charged by the Underlying Funds, including management and performance-based fees, if any. As of August 31, 2026, the fund had no unfunded commitments to the
Underlying Funds.
Investments in Private Equity Securities   The fund may invest a significant
portion of its assets in direct private equity securities to gain exposure to equity of private companies. Private equity investments may involve issuers of any size, industry, or geographic location, including domestic and foreign companies. As these investments are generally not publicly traded and may not have readily observable market prices, their valuation requires the use of significant estimates and assumptions. Private equity investments may be highly illiquid, subject to transfer restrictions, and may take an extended period to realize. The underlying issuers may employ a variety of business and financing strategies and may be affected by adverse business, financial, economic, market, or industry developments, which may, negatively impact the value of the fund's investments.

T. ROWE PRICE Goldman Sachs Private Markets Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $40,086,000 and
$500,000, respectively, for the period ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-
basis distributions and composition of net assets are finalized at tax year-end;
accordingly, tax-basis balances have not been determined as of the date of this report. The fund has adopted October 31 as its tax year end.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $40,273,000. Net unrealized gain aggregated
$1,084,000 at period-end, of which $1,084,000 related to appreciated investments and $0 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by Price Associates, a wholly owned subsidiary of
T. Rowe Price Group, Inc. (Price Group). The investment advisory agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. Price Associates has contractually agreed, through June 30, 2027, to reduce its investment management fee to 0.00% (initial fee holiday), after including the effects of any investment management fees waived pursuant to any of the fund’s other expense limitation arrangements. This initial fee holiday will continue for at least one year from the effective date of the fund’s registration statement and shall not be subject to reimbursement to the Manager.

T. ROWE PRICE Goldman Sachs Private Markets Fund

The fund’s operating expenses include, among other things, professional fees and other expenses that the fund will bear, including initial and ongoing offering costs and fees and expenses of the administrator, transfer agent and other shareholder servicing expenses, and custodian. Under the terms of an expense limitation agreement with the fund, Price Associates has contractually agreed, through April 30, 2028, to waive its investment management fee and/
or reimburse the fund’s organizational and offering costs, as well as the fund’s operating expenses on a monthly basis to the extent that the fund’s monthly total annualized fund operating expenses of each class exceed 1.00% of the average daily net assets of each class excluding (i) the investment management fee; (ii) costs incurred pursuant to the fund’s Distribution and Shareholder
Services Plan and/or the fund’s Administration and Technology Plan; (iii) costs associated with the acquisition, ongoing investment and disposition of the fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (iv) acquired fund fees and expenses; (v) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the fund); (vi) taxes and costs to reclaim foreign taxes; and (vii)
extraordinary expenses. The fund will be required to repay Price Associates for expenses previously waived/ paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses waived/paid by Price Associates during the period ended August 31, 2026 were $2,000 for Class A, $2,000 for Class D and $184,000 for Class I and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended August 31, 2026, expenses incurred pursuant to these service agreements were $18,000 for

T. ROWE PRICE Goldman Sachs Private Markets Fund

Price Associates and $17,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the
Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may also invest in interval funds managed by Oak Hill Advisors,
L.P. (OHA Funds), a wholly owned subsidiary of Price Group as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an OHA Fund’s net assets. Each underlying OHA Fund is considered an affiliate of the fund.
The fund will indirectly bear its pro rata portion of the underlying OHA Funds’
fees and expenses as an acquired fund fee and expense.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Goldman Sachs Private Markets Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - REPURCHASE OFFERING
As a closed-end interval fund, pursuant to Rule 23c-3 of the 1940 Act, the fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding shares at the NAV, subject to certain conditions. The fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased, however, the fund may, but is not required to, repurchase an additional amount of shares, not to exceed 2% of its outstanding shares on the expiration of the repurchase offer. If the fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding shares on the repurchase request date, the fund will repurchase the shares on a pro rata basis. For the period ended August 31, 2026 the fund had no repurchase offers.

T. ROWE PRICE Goldman Sachs Private Markets Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Goldman Sachs Private Markets Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document without charge by calling 1-800-541-5299, by visiting https://www.troweprice.com/financial-
intermediary/us/en/investments/interval-funds/t-rowe-price-goldman-sachs-private-
markets-fund.html , or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page: https://www.
troweprice.com/en/us/policies . Scroll down to the section that says, “Proxy Voting
Guidelines.” Click on ”Proxy Voting Guidelines: TRPA.”
The fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit https://www.
troweprice.com/financial-intermediary/us/en/investments/interval-funds/t-rowe-price-
goldman-sachs-private-markets-fund.html.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com.

T. ROWE PRICE Goldman Sachs Private Markets Fund

APPROVAL OF INVESTMENT ADVISORY AND SERVICES AGREEMENT
At a meeting held on February 5, 2026 (Meeting), the fund’s Board of Trustees
(Board), including a majority of the fund’s independent trustees, approved the initial investment advisory and services agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the
Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent trustees were assisted in their evaluation of the Advisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately. In addition to serving as trustees of the fund, each trustee also currently serves as a director on the board of all the open-
end registered investment companies sponsored and managed by T. Rowe Price
(collectively, the “Price Complex”).
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser regarding the Price Complex about various topics. The members of the Board meet regularly in their capacity as directors of the Price
Complex and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its oversight of the funds in the
Price Complex, including its annual consideration of the renewal of the advisory contracts for such funds.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other funds in the Price Complex (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., compliance with co-investment exemptive order provisions); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services that are expected to be provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the initial Advisory Contract for the fund.

T. ROWE PRICE Goldman Sachs Private Markets Fund

Costs, Benefits, Profits, Economies of Scale, and Fees and Expenses
Since the fund had not yet incepted but was approved for launch at the Meeting, the Board did not review information regarding revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates)
may have realized, or will realize, from its relationship with the fund. In considering any soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board also considered whether the fund will benefit under the fee level set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund will pay the Adviser an advisory fee based on the fund’s average daily net assets. This fee includes investment advisory and administration services, as stated in the investment advisory and services agreement; however, the Adviser has contractually agreed to waive the fund’s advisory fee for the fund’s first year of operations. The Board considered that the advisory fee rate was determined based upon an evaluation of the particular strategy, fees associated with the fund’s underlying investment funds, and a competitive analysis of similarly managed interval funds. The Board noted that the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The Board considered that expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund will potentially share in potential economies of scale through the Adviser’s ongoing investments in its business in support of the funds in the Price Complex, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT ADVISORY AND SERVICES AGREEMENT
(continued)

T. ROWE PRICE Goldman Sachs Private Markets Fund

In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses for similarly managed interval funds and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed interval funds.
The Board also received information on the fees and expenses associated with the fund’s underlying investment funds. On the basis of the information provided and the factors considered, the Board concluded that the fees to be paid under the
Advisory Contract were reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT ADVISORY AND SERVICES AGREEMENT
(continued)

T. ROWE PRICE Goldman Sachs Private Markets Fund

DIVIDEND REINVESTMENT PLAN
The Fund will operate under the Dividend Reinvestment Plan (DRP) administered by the Transfer Agent. Pursuant to the DRP, the Fund’s Distributions, net of any
applicable U.S. withholding tax, are reinvested in the same class of Shares of the
Fund.
Shareholders automatically participate in the DRP, unless and until an election is made to withdraw from the plan on behalf of such participating Shareholder.
A Shareholder who does not wish to have Distributions automatically reinvested may terminate participation in the DRP by written instructions to that effect to the
Transfer Agent. Shareholders who elect not to participate in the DRP will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the Transfer Agent by the Repurchase Request Deadline or
the Shareholder will receive such Distribution in Shares through the DRP. Under the DRP, the Fund’s Distributions to Shareholders are automatically reinvested in full and fractional Shares as described below.
When the Fund declares a Distribution, the Transfer Agent, on the Shareholder’s
behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from Shareholders by the Fund and held as treasury stock.
The number of Shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s NAV per share.
The Transfer Agent will maintain all Shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. The Transfer Agent will hold
Shares in the account of the Shareholders in non-certificated form in the name of the participant, and each Shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRP. Each participant, nevertheless, has the right to request certificates for whole and fractional Shares owned. The Fund will issue certificates in its sole discretion. The Transfer Agent will distribute all proxy solicitation materials, if any, to participating Shareholders.
In the case of Shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRP, the Transfer
Agent will administer the DRP on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the Shareholder’s name and held for the account of beneficial owners participating under the DRP.
A Shareholder holding Shares that participate in the DRP in a brokerage account may not be able to transfer the Shares to another broker and continue to participate in the DRP.

T. ROWE PRICE Goldman Sachs Private Markets Fund

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such
Dividends. See “Tax Aspects.”
The Fund reserves the right to amend or terminate the DRP upon 60 days’ notice to Shareholders. There is no direct service charge to participants with regard to purchases under the DRP; however, the Fund reserves the right to amend the DRP to include a service charge payable by the participants.
All correspondence concerning the DRP should be directed to T. Rowe Price
Services, Inc. at T. Rowe Price Services, Inc. 4515 Painters Mill Rd Owings Mills,
MD 21117. Certain transactions can be performed by calling the toll free number
1-844-700-1478.
DIVIDEND REINVESTMENT PLAN (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F2983-051 10/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Information on proxy voting policies and procedures is included in Item 1 of this Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure required in registrant’s annual Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

If applicable, see Item 1 of this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Goldman Sachs Private Markets Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026